SCHEDULE OF CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Convertible notes payable, Gross	$ 2,242,074	$ 1,707,857	$ 1,526,000
Less debt discount and debt issuance cost	(200,812)	(691,569)	(282,232)
Convertible notes payable	2,041,262	1,016,288	1,243,768
Less current portion of convertible notes payable	1,942,774	993,931	1,241,412
Long-term convertible notes payable	98,488	22,357	2,356
Issued in Fiscal Year 2020 [Member]
Short-Term Debt [Line Items]
Convertible notes payable, Gross	98,488	100,000	1,526,000
Issued in Fiscal Year 2021 [Member]
Short-Term Debt [Line Items]
Convertible notes payable, Gross	851,851	1,607,857
Issued In Fiscal Year Two Thousand And Twenty Two [Member]
Short-Term Debt [Line Items]
Convertible notes payable, Gross	$ 1,291,735